Shareholders' Equity - Summary of Net (Loss) Income Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Statement of Stockholders' Equity [Abstract]
Net income (loss) attributable to Taro	$ 25,445	$ 58,266	$ (386,653)
Basic weighted average number of common shares outstanding	37,584,891	37,641,087	38,209,726
Diluted weighted average number of common shares outstanding	37,584,891	37,641,087	38,209,726
Basic EPS	$ 0.68	$ 1.55	$ (10.12)
Diluted EPS	$ 0.68	$ 1.55	$ (10.12)